POST-EMPLOYMENT BENEFITS - Summary of Pension Fund Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in net defined benefit liability (asset) [abstract]
Plan assets, beginning of year	$ (94)
Remeasurements, recognized in other comprehensive income and equity	209	$ 281
Contributions by employees	25	28
Contributions by employer	5	19
Plan assets, end of year	(93)	(94)
Domestic defined benefit plans
Changes in net defined benefit liability (asset) [abstract]
Plan assets, beginning of year	76
Interest income	8	18
Remeasurements, recognized in other comprehensive income and equity	101	149
Administrative expenses paid from plan assets	(3)	(4)
Plan assets, end of year	175	76
Domestic defined benefit plans | Plan assets
Changes in net defined benefit liability (asset) [abstract]
Plan assets, beginning of year	2,339	2,770
Interest income	110	134
Remeasurements, recognized in other comprehensive income and equity	101	149
Contributions by employees	25	28
Contributions by employer	5	19
Benefits paid	(51)	(89)
Decrease (Increase) In Net Defined Benefit Liability (Asset) Resulting From Annuitization	141	737
Increase (decrease) in net defined benefit liability (asset) resulting from business combinations and disposals	0	(67)
Administrative expenses paid from plan assets	(3)	(2)
Plan assets, end of year	$ 2,385	$ 2,339